U.S. Bank Global Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

October 1, 2018

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:	BMT Investment Funds (the “Trust”) Securities Act Registration No: 333-216255
Investment Company Registration No: 811-23234

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, the Trust on behalf of its series, the BMT Multi-Cap Fund, (the “Fund”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Fund dated September 28, 2018, and filed electronically as Post-Effective Amendment No. 2 under the 1933 Act, and Amendment No. 4, under the 1940 Act to the Trust’s Registration Statement on Form N-1A on September 25, 2018.

If you have any questions regarding the enclosed, please do not hesitate to contact me at (414)765-6611.

Sincerely,

FOR U.S. BANK GLOBAL FUND SERVICES, LLC

/s/ Thomas A. Bausch
Thomas A. Bausch, Esq.

cc:  Fabio Battaglia, III, Esq., Stradley Ronon Stevens & Young, LLP.